Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
●	Basis of presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and have been consistently applied in the preparation of the financial statements The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Use of estimates and assumptions
●	Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, revenue recognition, the expected credit loss for accounts receivable and other current assets, including deposits and other receivables, as well as assumptions used in assessing right-of-use assets and impairment of long-lived assets. Actual results may differ from these estimates.

Basis of consolidation
●	Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant inter-company balances and transactions within the Company have been eliminated upon consolidation.

Business combination
●	Business combination

Merger accounting for business combinations involving entities under common control

The consolidated financial statements incorporate the financial statements items of the combining entities or businesses in which the common control combination occurs as if they had been combined from the date when the combining entities or businesses first came under the control of the controlling parties.

The net assets of the consolidating entities or businesses are consolidated using the existing book values from the controlling parties’ perspective. No amount is recognized in respect of goodwill or excess of acquirer’s interest in the net fair value of acquiree’s identifiable assets, liabilities and contingent liabilities over cost at the time of common control consolidation, to the extent of the continuation of the controlling parties’ interest.

The consolidated statement of operations and comprehensive income includes the results of each of the consolidating entities or businesses from the earliest date of presented or since the date when the consolidating entities or businesses first came under the common control, if this is a shorter period, regardless of the date of the common control consolidation.

Foreign currency translation and transaction
●	Foreign currency translation and transaction

The accompanying financial statements are presented in the Singapore Dollars (“SGD” or “S$”), which is the reporting currency of the Company. The functional currency of the Company, its subsidiary in the British Virgin Islands and its subsidiaries in Singapore is SGD, which is a functional currency as being the primary currency of the economic environment in which their operations are conducted.

Convenience translation
●	Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity and consolidated statements of cash flows from SGD into USD as of December 31, 2025 are solely for the convenience of the readers and are calculated at the rate of SGD 1.00 = USD 0.7777, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on December 31, 2025. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into USD at such rate, or at any other rate.

Cash and cash equivalents
●	Cash and cash equivalents

Cash and cash equivalents consist primarily of cash in readily available checking and saving accounts. The carrying amounts are approximately fair value due to the short maturity of these instruments. The Company maintains most of its bank accounts in Singapore.

Accounts receivable
●	Accounts receivable

Accounts receivable mainly represent amounts due from customers that meet the revenue recognition criteria. These accounts receivable are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. Forward-looking information is also considered in the evaluation of current expected credit losses. The Company writes off the receivable when it is determined to be uncollectible.

Contract assets
●	Contract assets

Contract assets represent the Company’s right to consideration in exchange for goods or services that have been transferred to the customer, but for which invoicing has not yet occurred as of the reporting date. Contract assets are classified as current assets unless the Company expects to bill or collect the amounts beyond one year from the reporting date.

The Company evaluates its contract assets for collectability and includes them in the scope of the allowance for credit losses in accordance with ASC 326 (Financial Instruments – Credit Losses), applying the expected credit loss model.

Other current assets
●	Other current assets

Other current assets primarily consist of other receivables, Goods and Services Tax receivables, deposits and prepaid insurance. These other current assets are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

Plant and equipment, net
●	Plant and equipment, net

Plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses, if any. Depreciation is calculated on the straight-line basis over the following expected useful lives from the date on which they become fully operational and after taking into account their estimated residual values:

Expected useful life
Machineries	10 years
Motor vehicles	5 to 10 years
Forklift	10 years

Expenditure on repairs and maintenance is expensed as incurred. When assets have retired or sold, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in the results of operations.

Impairment of long-lived assets
●	Impairment of long-lived assets

In accordance with the provisions of ASC Topic 360, Impairment or Disposal of Long-Lived Assets, all long-lived assets such as plant and equipment owned and held by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset is not recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of an asset to its estimated future undiscounted cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets.

Leases
●	Leases

Effective from January 1, 2020, the Company adopted the guidance of ASC 842, Leases, which requires an entity to recognize a right-of-use asset and a lease liability for virtually all leases. On February 25, 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing transactions. ASC 842 requires that lessees recognize right-of-use assets and lease liabilities calculated based on the present value of lease payments for all lease agreements with terms that are greater than twelve months. It requires for leases longer than one year, a lessee to recognize in the balance sheet a right-of-use asset, representing the right to use the underlying asset for the lease term, and a lease liability, representing the liability to make lease payments. ASC 842 distinguishes leases as either a finance lease or an operating lease that affects how the leases are measured and presented in the statement of operations and statement of cash flows. ASC 842 supersedes nearly all existing lease accounting guidance under GAAP issued by the Financial Accounting Standards Board (“FASB”) including ASC Topic 840, Leases.

The accounting update also requires that for finance leases, a lessee recognizes interest expense on the lease liability, separately from the amortization of the right-of-use asset in the statements of operations, while for operating leases, such amounts should be recognized as a combined expense. In addition, this accounting update requires expanded disclosures about the nature and terms of lease agreements.

Deferred offering costs
●	Deferred offering costs

Pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to registration drafting and counsel, audit fees associated with the registration, underwriter accountable expenses, and other professional fees. As of December 31, 2025, the Company had not concluded its IPO hence professional fees are recorded as deferred offering costs. As of December 31, 2025, the accumulated deferred offering cost was S$1,091,021 (approximately US$848,487).

Related parties
●	Related parties

The Company follows the ASC 850-10, Related Party for the identification of related parties and disclosure of related party transactions.

Pursuant to section 850-10-20 the related parties include: (a) affiliates of the Company; (b) entities for which investments in their equity securities would be required, absent the election of the fair value option under the Fair Value Option Subsection of section 825-10-15, to be accounted for by the equity method by the investing entity; (c) trusts for the benefit of employees, such as pension and Income-sharing trusts that are managed by or under the trusteeship of management; (d) principal owners of the Company; (e)management of the Company; (f) other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests; and (g) other parties that can significantly influence the management or operating policies of the transacting parties or that have an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

The financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business. However, disclosure of transactions that are eliminated in the preparation of consolidated or combined financial statements is not required in those statements. The disclosures shall include: (a) the nature of the relationship(s) involved; (b) a description of the transactions, including transactions to which no amounts or nominal amounts were ascribed, for each of the periods for which income statements are presented, and such other information deemed necessary to an understanding of the effects of the transactions on the financial statements; (c) the dollar amounts of transactions for each of the periods for which income statements are presented and the effects of any change in the method of establishing the terms from that used in the preceding period; and (d) amount due from or to related parties as of the date of each balance sheet presented and, if not otherwise apparent, the terms and manner of settlement.

Employee compensation – Defined contribution plan
●	Employee compensation – Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Share-based compensation
●	Share-based compensation

The Company accounts for share-based compensation arrangements in accordance with ASC 718 – Compensation—Stock Compensation.

The Company may grant equity awards to employees, directors, and consultants under its equity incentive plan, including share options, restricted shares, restricted share units (“RSUs”), and share appreciation rights (“SARs”).

Equity-classified awards are measured at grant-date fair value and recognized as compensation expense over the requisite service period, generally the vesting period, on a straight-line basis, unless the award contains performance conditions, in which case expense is recognized based on the probable outcome of such conditions.

Share options and SARs, if granted, are valued using an appropriate option pricing model (e.g., Black-Scholes), which requires the use of subjective assumptions, including expected volatility, expected term, risk-free interest rate, and expected dividends. Restricted shares and RSUs are measured based on the fair value of the Company’s ordinary shares at the grant date.

The Company accounts for forfeitures as they occur.

For awards with performance conditions, compensation cost is recognized only when it is probable that the performance condition will be achieved. For awards with market conditions, grant-date fair value reflects such conditions and compensation expense is recognized regardless of whether the condition is ultimately satisfied.

The Company classifies share-based awards as equity or liability based on the terms of the award. Equity-classified awards are not remeasured after the grant date, while liability-classified awards are remeasured at fair value at each reporting date until settlement.

No share-based awards were granted during the years ended December 31, 2025, 2024 and 2023.

Commitments and contingencies
●	Commitments and contingencies

The Company follows the ASC 450-20, Commitments to report accounting for contingencies. Certain conditions exist as of the date the financial statements are issued, which result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed. Management does not believe, based upon information available at this time that these matters will have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, there is no assurance that such matters will not materially and adversely affect the Company’s business, financial position, and results of operations or cash flows.

Revenue recognition
●	Revenue recognition

The Company adopted the revenue standard Accounting Standards Codification (“ASC”) 606, Revenue from Contracts with Customers, starting January 1, 2020 using the modified retrospective method for contracts that were not completed as of the date of adoption. The adoption of this ASC 606 did not have a material impact on the Company’s consolidated financial statements. As discussed in Note 1, the Company primarily provides corrosion prevention services, including blasting (hydro and grit) and painting work, in the Marine and Oil & Gas industries in Singapore. The Company also offers specialized manpower solutions to support marine operations. The Company enters into agreements with clients that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as goods and services transfer to the clients. It is customary practice for the Company to have written agreements with its clients and revenue on oral or implied arrangements is generally not recognized.

The core principle of the revenue standard is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

1.	Identify the contract(s) with a client;

2.	Identify the performance obligations in the contract;

3.	Determine the transaction price;

4.	Allocate the transaction price to the performance obligations in the contract; and

5.	Recognize revenue when (or as) the entity satisfies a performance obligation.
Revenue from corrosion prevention services

The Company provides corrosion prevention services, comprising blasting and painting services. Revenue from corrosion prevention services is recognised over time based on the stage of completion or to the extent of contract costs incurred where it is probable that those costs will be recoverable. The Company enters into agreements with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services transfer to the customer. The Company recognizes revenue based on the consideration specified in the applicable agreement.

The contracts which the Company enters into with the clients are at a fixed price. The Company does not assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year. Since the Company has concluded that the promises to be delivered on the contract would be one single performance obligation, no allocation of the transaction price is required and expected.

The Company’s contract with the customer has payment terms specified based upon certain conditions completed. The Company will submit a completion report to the customer when a job is completed, and after the Company received the certificate from customer, the Company will issue a tax invoice to the customer.

When the outcome of the contract cannot be reasonably measured, revenue is recognized only to the extent of contract costs incurred that are expected to be recovered.

Revenue from manpower supply

The Company provides manpower supply services to customers, including the provision of skilled labor, typically on a time-based (hourly) billing structure. Revenue is recognized over time as the services are rendered, as the customer simultaneously receives and consumes the benefits of the Company’s performance. Each hour worked represents a distinct and measurable unit of service delivered, with no significant future obligations remaining after performance of each labor hour.

The Company uses an input method based on actual hours worked to measure progress toward complete satisfaction of the performance obligation. Billing is based on agreed-upon hourly rates, and invoices are typically issued on a periodic basis (e.g. monthly), based on time sheets or other evidence of hours worked.

Cost of revenue
●	Cost of revenue

Cost of revenue mainly consists of direct payroll costs, diesel for equipment, rental costs and material costs. Direct payroll costs represent the portion of salaries and wages incurred in connection with corrosion prevention services provided. Diesel for equipment refers to diesel consumed in the course of providing services, supplied by third-party vendors. Rental costs include the rental of compressors and other blasting equipment from both related party and third-party vendors. Material costs represent raw materials used in the course of providing services.

Government grant
●	Government grant

A government grant or subsidy is not recognized until there is reasonable assurance that: (a) the enterprise will comply with the conditions attached to the grant; and (b) the grant will be received. When the Company receives government grant or subsidies but the conditions attached to the grants have not been fulfilled, such government subsidies are deferred and recorded under other payables and accrued expenses, and other long-term liability. The classification of short-term or long-term liabilities depends on the management’s expectation of when the conditions attached to the grant can be fulfilled.

Income taxes
●	Income taxes

The Company accounts for income taxes in accordance with the provisions of ASC Topic 740, Income Taxes (“ASC 740”). The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized, or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. No penalties and interest incurred related to under payment of income tax for the year ended December 31, 2025, 2024 and 2023. The Company had no uncertain tax positions for the year ended December 31, 2025, 2024 and 2023.

The Company is subject to tax in local and foreign jurisdiction. As a result of its business activities, the Company files tax returns that are subject to examination by the relevant tax authorities.

Earnings per share
●	Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. In event the Company is in a loss position, diluted shares are not included as their effect would be anti-dilutive.

For periods prior to the Reorganization, the weighted average number of ordinary shares outstanding has been retrospectively adjusted to reflect the share structure of the Company as if the Reorganization had occurred at the beginning of the earliest period presented.

Segment reporting
●	Segment reporting

FASB ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments.

The Company has determined that it operates as a single operating and reportable segment. This conclusion is based on the manner in which the Company’s decision maker (“CDM”) evaluates financial performance and allocates resources on a consolidated basis, using a single measure of operating profit and a total expense amount. No disaggregated expense categories are regularly reviewed by the CDM. As such, the Company has not identified any segment expense categories that meet the criteria for disclosure under ASC 280, as amended by ASU 2023-07.

The Company has a centralized management structure, with shared resources, strategies, and cost structures across its operations, which is fairly straight-forward. As such, the Company does not track discrete financial information by separate business units that would qualify as individual operating segments under ASC 280. Accordingly, for the fiscal years ended December 31, 2025, 2024 and 2023, the Company has determined that it has one operating and reportable segment.

In addition, the Company’s long-lived assets are substantially located in Singapore. As such, one reportable geographic segment is being presented.

Concentration of credit risk
●	Concentration of credit risk

Financial instruments that potentially subject the Company to credit risk consist of cash equivalents, accounts receivable, contract assets, deposits, other receivables and amount due from related parties. Cash equivalents are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. From April 1, 2024 onwards, the Singapore Deposit Protection Board pays compensation up to a limit of S$100,000 (approximately US$77,770) if the bank with which an individual/a company hold its eligible deposit fails. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness.

For accounts receivable, the Company determines, on a continuing basis, the allowance for expected credit losses is based on the estimated realizable value. The Company identifies credit risk on a customer-by-customer basis. The information is monitored regularly by management. Concentration of credit risk arises when a group of customers having similar characteristics such that their ability to meet their obligations is expected to be affected similarly by changes in economic conditions.

For contract assets, deposits, other receivables and amount due from related parties, the Company assessed the latest performance and financial position of the counterparties, adjusted for the future outlook of the industry in which the counterparties operate in, and concluded that there has been no significant increase in the credit risk since the initial recognition of the financial assets.

Liquidity risk
●	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s policy is to ensure that it has sufficient cash to meet its liabilities when they become due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation. A key risk in managing liquidity is the degree of uncertainty in the cash flow projections. If future cash flows are fairly uncertain, the liquidity risk increases.

Fair value measurement
●	Fair value measurement

The Company follows the guidance of the ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), with respect to financial assets and liabilities that are measured at fair value. ASC 820-10 establishes a three-tier fair value hierarchy that prioritizes the inputs used in measuring fair value as follows:

●	Level 1: Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets;
●	Level 2: Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques (e.g. Black-Scholes Option-Pricing model) for which all significant inputs are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs; and
●	Level 3: Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques, including option pricing models and discounted cash flow models.

The carrying value of the Company’s financial instruments: cash and cash equivalents, accounts receivable, other current assets, including deposits and other receivables, amount due from related parties, accounts payable, accrued liabilities and other payables and amount due to related parties approximate at their fair values because of the short-term nature of these financial instruments.

Management believes, based on the current market prices or interest rates for similar debt instruments, the fair value of bank borrowings approximates the carrying amount.

The Company’s non-marketable investments relates to keyman insurance policy, which is valued based on the annual net surrender value of the policy and is classified as Level 3, due to the absence of quoted market prices, the inherent lack of liquidity and the fact that inputs used to measure fair value are unobservable and require management’s judgment.

Fair value estimates are made at a specific point in time based on relevant market information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Recently issued accounting pronouncements
●	Recently issued accounting pronouncements

In November 2024, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03, Income Statement—Reporting Comprehensive Income (Topic 220): Expense Disaggregation Disclosures. This ASU requires entities to disclose, in the notes to the financial statements, disaggregated information about certain expense categories, including purchases of inventory, employee compensation, depreciation, and amortization of intangible assets, as well as certain other expenses included within relevant income statement captions. The ASU also requires qualitative disclosures describing the nature of remaining expenses not separately disaggregated and disclosure of total selling expenses and an entity’s definition of selling expenses.

In January 2025, the FASB issued ASU No. 2025-01, which clarifies the effective date of ASU 2024-03. The guidance is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted, and the guidance may be applied either prospectively or retrospectively. The Company plans to adopt this guidance effective January 1, 2027 and is currently evaluating the impact on its consolidated financial statements and related disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for estimating expected credit losses for current accounts receivable and contract assets arising from transactions accounted for under Topic 606. The guidance is effective for annual periods beginning after December 15, 2025. Early adoption is permitted. The Company plans to adopt this guidance effective January 1, 2026 and is currently evaluating the impact on its consolidated financial statements.

Except as described above, there are no recently issued accounting standards that are expected to have a material impact on the Company’s consolidated financial position, results of operations, or cash flows.